Income Taxes - Provision for Income Taxes (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
- Hong Kong	$ 198	$ 172	$ 160
- Other countries	849	735	680
Provision for income tax	$ 1,047	$ 907	$ 840